UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2012 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

February 29, 2012 (unaudited)

	Shares	Value
Common Stocks - 100.3%
Consumer Discretionary - 9.6%
American Public Education, Inc.*	20,213	$791,541
Cost Plus, Inc.*	76,190	1,001,136
Delta Apparel, Inc.*	28,574	468,328
Einstein Noah Restaurant Group, Inc.	64,215	900,936
Imax Corp.*[1]	51,985	1,326,657
Kona Grill, Inc.*	74,454	400,563
Leapfrog Enterprises, Inc.*	168,714	1,186,059
Marcus Corp.	80,200	966,410
Steven Madden, Ltd.*	32,914	1,421,227
Ulta Salon, Cosmetics & Fragrance, Inc.*	16,655	1,386,362
Total Consumer Discretionary		9,849,219
Consumer Staples - 1.2%
Inter Parfums, Inc.	49,277	831,303
Lifeway Foods, Inc.*	45,927	417,936
Total Consumer Staples		1,249,239
Energy - 4.6%
Abraxas Petroleum Corp.*	273,015	1,097,520
Dawson Geophysical Co.*	36,953	1,400,148
Pioneer Drilling Co.*	113,152	1,126,994
Tesco Corp.*	67,865	1,039,692
Total Energy		4,664,354
Financials - 4.7%
American Safety Insurance Holdings, Ltd.*	50,192	969,208
CNO Financial Group, Inc.*	136,323	1,011,517
Employers Holdings, Inc.	54,052	934,559
Evercore Partners, Inc., Class A	32,405	881,092
Maiden Holdings, Ltd.	119,655	1,035,016
Total Financials		4,831,392
Health Care - 23.3%
3SBio, Inc., ADR*	42,250	493,058
Adcare Health Systems, Inc.*	95,733	426,969
Affymetrix, Inc.*	162,864	679,143
Air Methods Corp.*	18,452	1,664,924
Akorn, Inc.*	136,895	1,715,293
Biolase Technology, Inc.*	2	5
BioScrip, Inc.*	198,222	1,256,727
Bruker Corp.*	84,324	1,351,714
Cutera, Inc.*	128,156	1,198,259
eResearchTechnology, Inc.*	155,370	991,261
Given Imaging, Ltd.*	48,052	936,053
HealthStream, Inc.*	92,699	1,893,841
HeartWare International, Inc.*	22,034	1,614,211

	Shares	Value
Palomar Medical Technologies, Inc.*	53,205	$587,383
PAREXEL International Corp.*	50,471	1,235,530
PDI, Inc.*	93,081	644,121
Rockwell Medical Technologies, Inc.*[1]	96,637	917,085
Staar Surgical Co.*	139,367	1,453,598
SurModics, Inc.*	76,020	1,079,484
Transcend Services, Inc.*	46,937	1,009,146
Trinity Biotech PLC, Sponsored ADR[1]	50,721	512,789
Vascular Solutions, Inc.*	95,535	1,002,162
Zoll Medical Corp.*	17,174	1,256,278
Total Health Care		23,919,034
Industrials - 26.1%
Acacia Research Corp.*	51,577	2,037,291
Aceto Corp.	128,237	1,063,085
Advisory Board Co., The*	16,070	1,300,706
Altra Holdings, Inc.*	56,128	1,093,935
Cascade Corp.	21,742	1,157,544
Chart Industries, Inc.*	19,745	1,350,361
Encore Capital Group, Inc.*	52,740	1,175,047
Flow International Corp.*	123,806	495,224
FuelCell Energy, Inc.*	495,876	738,855
Great Lakes Dredge & Dock Corp.	158,344	1,122,659
Greenbrier Cos, Inc.*	60,724	1,535,103
Hardinge, Inc.	81,493	801,076
Hawaiian Holdings, Inc.*	166,563	884,450
HUB Group, Inc., Class A*	29,687	1,057,748
Lindsay Corp.	16,174	1,060,853
LMI Aerospace, Inc.*	28,083	571,489
LSI Industries, Inc.	101,536	701,614
Manitex International, Inc.*	118,446	779,375
Met-Pro Corp.	52,634	466,864
On Assignment, Inc.*	107,123	1,486,867
Orion Energy Systems, Inc.*	221,077	530,585
PowerSecure International, Inc.*	91,015	545,180
Roadrunner Transportation Systems, Inc.*	57,681	1,029,606
Titan International, Inc.	61,422	1,513,438
Wabash National Corp.*	115,238	1,216,913
Westport Innovations, Inc.*[1]	26,631	1,077,757
Total Industrials		26,793,625
Information Technology - 26.4%
Actuate Corp.*	142,236	859,105
AOL, Inc.*	61,535	1,105,168
AudioCodes, Ltd.*	183,756	644,065
Aviat Networks, Inc.*	433,915	1,141,196

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.4% (continued)
Callidus Software, Inc.*	205,026	$1,519,243
Cardtronics, Inc.*	70,828	1,883,316
CIBER, Inc.*	274,855	1,203,865
Clicksoftware Technologies, Ltd.	97,913	1,074,106
Computer Task Group, Inc.*	83,664	1,230,697
Echo Global Logistics, Inc.*	74,255	1,381,143
Guidance Software, Inc.*	64,281	733,446
Ikanos Communications, Inc.*	136,427	102,402
Interactive Intelligence Group, Inc.*	46,493	1,301,804
Limelight Networks, Inc.*	169,262	636,425
Lionbridge Technologies, Inc.*	319,641	827,870
Manhattan Associates, Inc.*	28,517	1,322,048
Marchex, Inc., Class B	119,758	513,762
OCZ Technology Group, Inc.*	126,222	1,084,247
PMC - Sierra, Inc.*	161,392	1,108,763
Power-One, Inc.*	169,469	735,495
PROS Holdings, Inc.*	62,564	1,096,747
Quantum Corp.*	355,830	935,833
STEC, Inc.*	56,034	542,969
ValueClick, Inc.*	60,403	1,256,382
Vocus, Inc.*	57,487	777,799
Web.com Group, Inc.*	88,845	1,176,308

	Shares	Value
Westell Technologies, Inc., Class A*	379,024	$867,965
Total Information Technology		27,062,169
Materials - 2.0%
Headwaters, Inc.*	289,671	880,600
LSB Industries, Inc.*	28,791	1,157,974
Total Materials		2,038,574
Telecommunication Services - 2.4%
inContact, Inc.*	207,007	1,103,347
Premiere Global Services, Inc.*	153,270	1,325,786
Total Telecommunication Services		2,429,133
Total Common Stocks (cost $83,411,290)		102,836,739
Other Investment Companies - 2.8%[2]
BNY Mellon Overnight Government Fund, 0.18%[3]	2,745,728	2,745,728
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	136,793	136,793
Total Other Investment Companies (cost $2,882,521)		2,882,521
Total Investments - 103.1% (cost $86,293,811)		105,719,260
Other Assets, less Liabilities - (3.1)%		(3,164,453)
Net Assets - 100.0%		$102,554,807

Essex Small/Micro Cap Growth Fund

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the cost of investments of $87,920,961 for Federal income tax purposes at February 29, 2012, the aggregate gross unrealized appreciation and depreciation were $24,099,718 and $6,301,419, respectively, resulting in net unrealized appreciation of investments of $17,798,299.

*	Non-income prodicing security.
[1]	Some or all of these securities, amounting to a market value of $2,597,291, or 2.5% of net assets, were out on loan to various brokers.
[2]	Yield shown represents the February 29, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of February 29, 2012, the securities in the Fund were all level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

As of February 29, 2012, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investment Abbreviations and Definitions:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ KEITHA L. KINNE
Keitha L. Kinne, President

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KEITHA L. KINNE
Keitha L. Kinne, President

Date: April 26, 2012

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: April 26, 2012